Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Policy loans allocated to related party	$ 1,348		$ 1,348		$ 1,367	$ 1,540
Average annualized credited rate for the single premium deferred index annuity	1.35%	1.41%	1.38%	1.40%	1.50%	1.44%	1.63%
Average annualized credited rate for the risk control accounts of the flexible premium deferred variableand index linked deferred annuity	1.39%	1.91%	1.46%	1.82%	1.20%	1.59%	1.12%
Average credited interest rate	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Future minimum guaranteed interest rate			4.50%		4.50%
Loss contingency liabilities	$ 138		$ 138		$ 138